TAXATION	12 Months Ended
Mar. 31, 2024
Deferred tax expense (income) [abstract]
TAXATION

8. TAXATION

	Year ended March 31,
	2024 $	2023 $	2022 $
Group
Current year tax charge/(credit)	55,280	-	(509,282)
Adjustments in respect of prior periods	(32,864)	(12,202)	(277,239)

Deferred tax
Origination and reversal of timing differences	-	-	-

Total tax charge/(credit) for the period	22,416	(12,202)	(786,521)

The tax charge/(credit) for the year is different from the standard rate of corporation tax in the United Kingdom of 19%. The difference can be reconciled as follows:

Loss before taxation	(16,803,045)	(13,283,888)	(6,217,566)
Loss charged at standard rate of corporation tax 19%	(3,192,578)	(2,523,939)	(1,181,337)
Tax losses arising in the year not recognized	3,032,344	2,279,050	524,870
Tax losses surrendered for Research and Development	-	-	667,335
Expenses not deductible for taxation	220,187	241,985	370,306
Tax increase from effect of capital allowances and depreciation	748	124	(3)
Research and Development tax claim	-	-	(509,282)
Research and Development enhanced expenditure	-	-	(377,187)
Research and Development tax credits claimed in respect of previous periods	(32,864)	(12,202)	(277,240)
Consolidation adjustment in relation to foreign exchange movements	(5,421)	2,780	(3,983)
Total tax charge/(credit) for the period	22,416	(12,202)	(786,521)

No deferred tax asset has been recognized in respect of trading losses carried forward because of uncertainty as to when these losses will be recoverable.

The Group has tax losses of $38,992,275 (2023: $23,903,092, 2022: $15,870,525) to carry forward for use against future profits.